Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc.
Supplement dated July 15, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”)
for the iShares Emerging Markets Equity Factor ETF (EMGF) (the “Fund”)
The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of the Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified and to invest all or substantially all of its assets in components of the Underlying Index in approximately the same proportion as each component’s weighting in the Underlying Index. This diversification policy may limit the Fund’s ability to use representative sampling. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more components of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more components of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of the Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Emerging Markets Equity Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc.
Supplement dated July 15, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”)
for the iShares Emerging Markets Equity Factor ETF (EMGF) (the “Fund”)
The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of the Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified and to invest all or substantially all of its assets in components of the Underlying Index in approximately the same proportion as each component’s weighting in the Underlying Index. This diversification policy may limit the Fund’s ability to use representative sampling. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more components of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more components of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of the Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.